Expense Example - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund - Fidelity Stock Selector Mid Cap Fund
Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894